Impaired Loans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	¥ 1,309,817	[1]	¥ 1,322,569	[1]
Unpaid principal balance	1,454,132	[2]	1,533,957	[2]
Related allowance	356,840		333,344
Average recorded investment	1,319,138		1,374,886
Interest income recognized	23,423	[3]	23,081	[3]
Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	1,154,932	[1]	1,206,896	[1]
Unpaid principal balance	1,296,245	[2]	1,409,954	[2]
Related allowance	294,793		295,207
Average recorded investment	1,184,524		1,257,471
Interest income recognized	20,265	[3]	20,908	[3]
Domestic Country | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	296,706	[1]	309,681	[1]
Unpaid principal balance	318,736	[2]	347,679	[2]
Related allowance	103,601		112,080
Average recorded investment	301,383		289,327
Interest income recognized	4,397	[3]	4,991	[3]
Domestic Country | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	205,486	[1]	264,797	[1]
Unpaid principal balance	246,189	[2]	322,175	[2]
Related allowance	43,770		54,752
Average recorded investment	232,473		282,638
Interest income recognized	3,167	[3]	4,675	[3]
Domestic Country | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	118,887	[1]	107,904	[1]
Unpaid principal balance	139,842	[2]	132,786	[2]
Related allowance	33,233		30,783
Average recorded investment	117,306		149,132
Interest income recognized	2,346	[3]	2,297	[3]
Domestic Country | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	200,538	[1]	176,592	[1]
Unpaid principal balance	221,300	[2]	218,619	[2]
Related allowance	74,235		63,289
Average recorded investment	190,179		167,998
Interest income recognized	3,590	[3]	3,359	[3]
Domestic Country | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	53,449	[1]	53,682	[1]
Unpaid principal balance	56,814	[2]	59,742	[2]
Related allowance	18,720		21,517
Average recorded investment	55,136		106,822
Interest income recognized	1,125	[3]	1,383	[3]
Domestic Country | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	11,633	[1]	3,407	[1]
Unpaid principal balance	12,761	[2]	4,841	[2]
Related allowance	5,105		1,388
Average recorded investment	8,385		13,417
Interest income recognized	348	[3]	95	[3]
Domestic Country | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	4,033	[1]	1,047	[1]
Unpaid principal balance	4,137	[2]	2,211	[2]
Related allowance	3,668		178
Average recorded investment	3,144		1,224
Interest income recognized	55	[3]	7	[3]
Domestic Country | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	264,200	[1]	289,786	[1]
Unpaid principal balance	296,466	[2]	321,901	[2]
Related allowance	12,461		11,220
Average recorded investment	276,518		246,913
Interest income recognized	5,237	[3]	4,101	[3]
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	154,885	[1]	115,673	[1]
Unpaid principal balance	157,887	[2]	124,003	[2]
Related allowance	62,047		38,137
Average recorded investment	134,614		117,415
Interest income recognized	3,158	[3]	2,173	[3]
Impaired loans requiring an allowance for loan losses
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	1,078,983	[1]	1,027,286	[1]
Impaired loans requiring an allowance for loan losses | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	937,411	[1]	924,182	[1]
Impaired loans requiring an allowance for loan losses | Domestic Country | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	287,471	[1]	294,921	[1]
Impaired loans requiring an allowance for loan losses | Domestic Country | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	158,339	[1]	203,948	[1]
Impaired loans requiring an allowance for loan losses | Domestic Country | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	105,809	[1]	93,168	[1]
Impaired loans requiring an allowance for loan losses | Domestic Country | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	188,231	[1]	162,326	[1]
Impaired loans requiring an allowance for loan losses | Domestic Country | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	47,103	[1]	47,879	[1]
Impaired loans requiring an allowance for loan losses | Domestic Country | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	11,577	[1]	3,353	[1]
Impaired loans requiring an allowance for loan losses | Domestic Country | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	3,995	[1]	574	[1]
Impaired loans requiring an allowance for loan losses | Domestic Country | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	134,886	[1]	118,013	[1]
Impaired loans requiring an allowance for loan losses | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	141,572	[1]	103,104	[1]
Impaired loans not requiring an allowance for loan losses
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	230,834	[1],[4]	295,283	[1],[4]
Impaired loans not requiring an allowance for loan losses | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	217,521	[1],[4]	282,714	[1],[4]
Impaired loans not requiring an allowance for loan losses | Domestic Country | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	9,235	[1],[4]	14,760	[1],[4]
Impaired loans not requiring an allowance for loan losses | Domestic Country | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	47,147	[1],[4]	60,849	[1],[4]
Impaired loans not requiring an allowance for loan losses | Domestic Country | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	13,078	[1],[4]	14,736	[1],[4]
Impaired loans not requiring an allowance for loan losses | Domestic Country | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	12,307	[1],[4]	14,266	[1],[4]
Impaired loans not requiring an allowance for loan losses | Domestic Country | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	6,346	[1],[4]	5,803	[1],[4]
Impaired loans not requiring an allowance for loan losses | Domestic Country | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	56	[1],[4]	54	[1],[4]
Impaired loans not requiring an allowance for loan losses | Domestic Country | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	38	[1],[4]	473	[1],[4]
Impaired loans not requiring an allowance for loan losses | Domestic Country | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	129,314	[1],[4]	171,773	[1],[4]
Impaired loans not requiring an allowance for loan losses | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	¥ 13,313	[1],[4]	¥ 12,569	[1],[4]

[1]	Amounts also represent the outstanding balances of nonaccrual loans. The MHFG Group's policy for placing loans in nonaccrual status is completely corresponded to the Group's definition of impaired loans.
[2]	The MHFG Group amended the unpaid principal balances to correct an immaterial error from the prior year. The amounts in the unpaid principal balance column as of March 31, 2011 were reduced in total by ¥210,161 million. This amendment did not impact the beginning or ending balance of allowance for loan losses and the amounts recorded in the consolidated financial statements of the Group.
[3]	Amounts represent gross interest income on impaired loans which were included in Interest income on loans.
[4]	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.